License and Collaboration Agreements	12 Months Ended
Dec. 31, 2022
License Agreement [Abstract]
License and Collaboration Agreements

7. License and Collaboration Agreements

Adimab Assignment Agreement

In July 2020, the Company entered into an Assignment and License Agreement with Adimab (the “Adimab Assignment Agreement”). Under the terms of the agreement, Adimab assigned to the Company all rights, title and interest in and to certain of its coronavirus-specific antibodies (each, a “CoV Antibody” and together, the “CoV Antibodies”), including modified or derivative forms thereof, and related intellectual property (“Adimab CoV Assets”). In addition, Adimab granted to the Company a non-exclusive, worldwide, royalty-bearing, sublicensable license to certain of its platform patents and technology for the development, manufacture and commercialization of the CoV Antibodies and pharmaceutical products containing or comprising one or more CoV Antibodies (each, a “Product”) for all indications and uses, with the exception of certain diagnostic uses and use as a research reagent (the “Field”). The Company is entitled to sublicense the assigned rights and licensed intellectual property solely with respect to any CoV Antibody or Product, subject to specified conditions of the agreement. The Company is obligated to use commercially reasonable efforts to achieve specified development and regulatory milestones for Products in certain major markets and to commercialize a product in any country in which the Company obtains marketing approval.

Pursuant to the terms of the Adimab Assignment Agreement, the parties will establish one or more work plans that set forth the activities to be performed under the agreement (each, a “Work Plan”), and each party is responsible for performing the obligations to which it is assigned under such Work Plans. Upon execution of the Adimab Assignment Agreement, the Company and Adimab agreed on an initial Work Plan that outlined the services that will be performed commencing at inception of the arrangement. The Company is obligated to pay Adimab quarterly for its services performed under each Work Plan at a specified full-time equivalent rate. Otherwise, the Company is solely responsible for the development, manufacture and commercialization of the CoV Antibodies and associated Products at its own cost and expense. The Company is solely responsible for preparing and submitting all investigational new drug applications, new drug applications, biologics license applications and other regulatory filings for the CoV Antibodies and Products in the Field, and for obtaining and maintaining all marketing approvals for Products in the Field, at its sole expense. Additionally, the Company has the sole right to prosecute, maintain, enforce and defend patents covering the CoV Antibodies and Products, all at its own expense.

Amounts paid with respect to services performed by Adimab on the Company’s behalf under the Adimab Assignment Agreement are recognized as research and development expense as such amounts are incurred. For the years ended December 31, 2022 and 2021, the Company recognized $0.6 million and $1.3 million, respectively, of research and development expense in connection with services performed by Adimab on the Company's behalf. Please refer to Note 16 for additional information.

In July 2020, in consideration for the rights assigned and license conveyed under the Adimab Assignment Agreement, the Company issued 5,000,000 shares of its Series A convertible preferred stock (the “Series A Preferred Stock”), then having a fair value of $40.0 million, to Adimab. Concurrently, Adimab relinquished 21,250,000 shares of the Company’s common stock to the Company, then having a fair value of $85,000. Additionally, the Company is obligated to pay Adimab up to $16.5 million upon the achievement of specified development and regulatory milestones for the first Product under the agreement that achieves such specified milestones and up to $8.1 million upon the achievement of specified development and regulatory milestones for the second Product under the agreement that achieves such specified milestones. The maximum aggregate amount of milestone payments payable under the agreement for any and all Products is $24.6 million; however, milestone payments do not accrue for certain in vitro diagnostic devices consisting of or containing CoV Antibodies.

In February 2021, the Company achieved the first specified milestone under the agreement upon dosing of the first patient in a Phase 1 global clinical trial evaluating adintrevimab, which obligated the Company to make a $1.0 million milestone payment to Adimab. In April 2021, the Company achieved the second specified milestone under the agreement upon dosing of the first patient in a Phase 2 global clinical trial evaluating adintrevimab for the prevention of COVID-19, which obligated the Company to make a $2.5 million milestone payment to Adimab. In August 2021, the Company achieved the third specified milestone under the agreement upon dosing of the first patient in a Phase 3 global clinical trial evaluating adintrevimab for the prevention of COVID-19, which obligated the Company to make a $4.0 million milestone payment to Adimab. The Company recognized each expense when achievement of each of the first, second and third milestones became probable of achievement in February, April and August 2021, respectively. The next potential milestone under the Adimab Assignment Agreement is a low six-digit dollar milestone related to dosing of the first subject in a Phase 1 trial, which was not considered probable as of December 31, 2022.

For the year ended December 31, 2022, the Company did not recognize any IPR&D expense in connection with contingent consideration payable under the Adimab Assignment Agreement. For the year ended December 31, 2021, the Company recognized $7.5 million as IPR&D expense in connection with contingent consideration payable under the Adimab Assignment Agreement.

The Company is obligated to pay Adimab royalties of a mid-single-digit percentage based on net sales of any Products, once commercialized. The royalty rate is subject to reductions specified under the agreement. Royalties are due on a Product-by-Product and country-by-country basis beginning upon the first commercial sale of each Product and ending on the later of (i) 12 years after the first commercial sale of such Product in such country and (ii) the expiration of the last valid claim of a patent covering such Product in such country (“Royalty Term”). In addition, the Company is obligated to pay Adimab royalties of a specified percentage in the range of 45% to 55% of any compulsory sublicense consideration received by the Company in lieu of certain royalty payments. Except for the first milestone payment of $1.0 million, the second milestone payment of $2.5 million and the third milestone payment of $4.0 million, which were paid by the Company to Adimab in March, May and September 2021, respectively, no other milestone, royalty or other contingent payments had become due to Adimab through December 31, 2022.

Unless earlier terminated, the Adimab Assignment Agreement remains in effect until the expiration of the last-to-expire Royalty Term for any and all Products. The Company may terminate the agreement at any time for any or no reason upon advance written notice to Adimab, or in the event of a material breach by Adimab that is not cured with specific periods. Adimab may only terminate the agreement for an uncured material breach by the Company for its due diligence obligation or a payment obligation. Upon any termination of the agreement prior to its expiration, all licenses and rights granted pursuant to the arrangement will automatically terminate and revert to the granting party and all other rights and obligations of the parties will terminate.

The Company concluded that the Adimab Assignment Agreement represented an asset acquisition of IPR&D assets with no alternative future use. The arrangement did not qualify as a business combination because substantially all of the fair value of the assets acquired was concentrated in a single asset.

Adimab Collaboration Agreement

In May 2021, the Company entered into a Collaboration Agreement with Adimab, as amended in November 2022 (the “Adimab Collaboration Agreement”) for the discovery and optimization of proprietary antibodies as potential therapeutic product candidates. Under the Adimab Collaboration Agreement, the Company and Adimab will collaborate on research programs for a specified number of targets selected by the Company within a specified time period. Under the Adimab Collaboration Agreement, Adimab granted the Company a worldwide, non-exclusive license to certain of its platform patents and technology and antibody patents to perform the Company’s responsibilities during the ongoing research period and for a specified evaluation period thereafter (the “Evaluation Term”). In addition, the Company granted Adimab a license to certain of the Company’s patents and intellectual property solely to perform Adimab’s responsibilities under the research plans. Under the Adimab Collaboration Agreement, the Company has an exclusive option, on a program-by-program basis, to obtain licenses and assignments to commercialize selected products containing or comprising antibodies directed against the applicable target, which option may be exercised upon the payment of a specified option fee for each program. Upon exercise of an option by the Company, Adimab will assign to the Company all right, title and interest in the antibodies of the optioned research program and will grant the Company a worldwide, royalty-free, fully paid-up, non-exclusive, sublicensable license under the Adimab platform technology for the development, manufacture and commercialization of the antibodies for which the Company has exercised its options and products containing or comprising those antibodies. The Company is obligated to use commercially reasonable efforts to develop, seek marketing approval for, and commercialize one product that contains an antibody discovered in each optioned research program.

The Company is obligated to pay Adimab a quarterly fee of $1.3 million, which may be cancelled at the Company’s option at any time. For so long as the Company is paying such quarterly fee (or earlier if (i) the Company experiences a change of control after the third anniversary of the Adimab Collaboration Agreement or (ii) Adimab owns less than a specified percentage of the Company’s equity), Adimab and its affiliates will not assist or direct certain third parties to discover or optimize antibodies that are intended to bind to coronaviruses or influenza viruses. The Company may also elect to decrease the scope of Adimab’s exclusivity obligations and obtain a corresponding decrease in the quarterly fee. For the years ended December 31, 2022 and 2021, the Company recognized $5.2 million and $2.6 million, respectively, of research and development expense related to the quarterly fee.

For each agreed upon research program that is commenced, the Company is obligated to pay Adimab quarterly for its services performed during a given research program at a specified full-time equivalent rate; a discovery delivery fee of $0.2 million; and an optimization completion fee of $0.2 million. For each option exercised by the Company to commercialize a specific research program, the Company is obligated to pay Adimab an exercise fee of $1.0 million. Amounts paid with respect to services performed by Adimab on the Company’s behalf in each of the research programs under the Adimab Collaboration Agreement are recognized as research and development expense as such amounts are incurred and services are rendered. For the years ended December 31, 2022 and 2021, the Company recognized $1.7 million and $0.3 million, respectively, of research and development expense in connection with services performed by Adimab on the Company's behalf. Through December 31, 2022, the Company recognized $0.4 million and $1.0 million of IPR&D expense related to drug delivery fees and an option exercise, respectively. Additionally, through December 31, 2022, the Company has not paid an optimization completion fee to Adimab. Please refer to Note 16 for additional information.

The Company is obligated to pay Adimab up to $18.0 million upon the achievement of specified development and regulatory milestones for each product under the Adimab Collaboration Agreement that achieves such milestones. The next potential milestone under the Adimab Collaboration Agreement is a low single-digit million dollar milestone related to dosing of the first subject in a Phase 1 trial, which was not considered probable as of December 31, 2022. The Company is also obligated to pay Adimab royalties of a mid-single-digit percentage based on net sales of any product under the Adimab Collaboration Agreement, subject to reductions for third-party licenses. The royalty term will expire for each product on a country-by-country basis upon the later of (i) 12 years after the first commercial sale of such product in such country and (ii) the expiration of the last valid claim of any patent claiming composition of matter or method of making or using any antibody identified or optimized under the Adimab Collaboration Agreement in such country.

In addition, the Company is obligated to pay Adimab for Adimab’s performance of certain validation work with respect to certain antigens acquired from a third party. In consideration for this work, the Company is obligated to pay Adimab royalties of a low single-digit percentage based on net sales of products that contain such antigens for the same royalty term as antibody-based products, but the Company is not obligated to make any milestone payments for such antigen products. Through December 31, 2022, the Company had not paid any royalties to Adimab under the Adimab Collaboration Agreement.

The Adimab Collaboration Agreement will expire (i) if the Company does not exercise any option, upon the conclusion of the last Evaluation Term for the research programs, or (ii) if the Company exercises an option, on the expiration of the last royalty term for a product in a particular country, unless the agreement is earlier terminated. The Company may terminate the Adimab Collaboration Agreement at any time upon advance written notice to Adimab. In addition, subject to certain conditions, either party may terminate the Adimab Collaboration Agreement in the event of a material breach by the other party that is not cured within specified periods.

The Company concluded that the Adimab Collaboration Agreement represented an asset acquisition of IPR&D with no alternative future use. Therefore, payments made by the Company to Adimab for milestones achieved will be recognized as acquired IPR&D expense in the related period in which the services are performed or the related milestone is considered probable of achievement. Amounts paid with respect to services performed by Adimab on the Company’s behalf under the Adimab Collaboration Agreement are recognized as research and development expense as such amounts are incurred and services are rendered. Please refer to Note 16 for additional information.

Adimab Platform Transfer Agreement

In September 2022 (“Effective Date”), the Company entered into a Platform Transfer Agreement with Adimab (the “Adimab Platform Transfer Agreement”) under which the Company was granted the right under certain intellectual property of Adimab to practice certain elements of Adimab’s platform technology, including B-cell cloning using Adimab’s proprietary yeast cell lines and other antibody optimization libraries, trade secrets, protocols and software of Adimab, to discover, engineer and optimize antibodies. The Company does not have access to Adimab’s proprietary discovery libraries. The Company was also granted the right under certain intellectual property of Adimab to research, develop, make, sell and exploit such antibodies and products containing such antibodies. The Adimab platform will be transferred to the Company in accordance with the terms of the Adimab Platform Transfer Agreement. In September 2022, the Company recognized $3.0 million as IPR&D expense in connection with the upfront consideration payable for the rights assigned pursuant to the Adimab Platform Transfer Agreement.

The Company is obligated to pay Adimab an annual fee of single digit millions on each of the first four anniversaries of the Effective Date, which will allow the Company to receive material improvements to the platform technology, including materially improved antibody optimization libraries, updates that provide new functionality to the platform, and software upgrades, from Adimab through June 2027. The first annual fee will become due in September 2023. Beginning in July 2027 and ending in June 2042, unless terminated earlier, the Company has the option to receive additional material improvements to the platform technology from Adimab, subject to a commercially reasonable fee to be negotiated by the parties.

The Company is obligated to pay Adimab up to $9.5 million upon the achievement of specified development and regulatory milestones for each product under the Adimab Platform Transfer Agreement that achieves such milestones. The next potential milestone under the Adimab Platform Transfer Agreement is a mid-six-digit dollar milestone related to the start of IND-enabling toxicology studies, which was not considered probable as of December 31, 2022.

In addition, the Company is obligated to pay Adimab royalties of a low single-digit percentage based on net sales of products containing an antibody discovered, engineered or optimized using Adimab’s platform technology, once commercialized. The royalty rate is subject to reductions specified under the Adimab Platform Transfer Agreement. Royalties are due on a product-by-product and country-by-country basis. The royalty term will expire for each product on a country-by-country basis upon the later of (i) 12 years after the first commercial sale of such product in such country and (ii) the expiration of the last valid claim of a program antibody patent for covering the program antibody contained in such product in such country. Through December 31, 2022, the Company had not paid any royalties to Adimab under the Adimab Platform Transfer Agreement.

The Company may terminate the Adimab Platform Transfer Agreement at any time upon advance written notice to Adimab. In addition, subject to certain conditions, either party may terminate the Adimab Platform Transfer Agreement in the event of a material breach by the other party that is not cured within specified periods or in connection with the other party’s insolvency.

The Company concluded that the Adimab Platform Transfer Agreement represented an asset acquisition of IPR&D with no alternative future use. Therefore, payments made by the Company to Adimab for milestones achieved will be recognized as acquired IPR&D expense in the related period in which the services are performed or the related milestone is considered probable of achievement. Amounts paid with respect to the annual material improvement fees are recognized as research and development expense as such amounts are incurred. Please refer to Note 16 for additional information.

WuXi Biologics Cell Line License Agreement

In December 2020, as amended in February 2023, the Company entered into a Cell Line License Agreement with WuXi Biologics (Hong Kong) Limited (“WuXi Biologics”) (the “Cell Line License Agreement”), under which WuXi Biologics granted to the Company a non-exclusive, non-transferable, worldwide, royalty-bearing, sublicensable license to certain of its intellectual property, including certain patent rights associated with a proprietary cell line developed by WuXi Biologics for the exploitation of certain recombinant antibodies developed using such proprietary cell line (each, a “Licensed Product”). Each Licensed Product generated under the arrangement will be produced from a transformed or transfected version of the proprietary cell line derived by WuXi Biologics (each of such transformed or transfected cell lines, a “Licensed Cell Line”).

The Company paid an upfront fee of $0.2 million to WuXi Biologics upon completion of cell bank generation for the first Licensed Cell Line created under the Cell Line License Agreement. The Company is also obligated to pay royalties in the range of less than 1.0% to WuXi Biologics based on net sales of any Licensed Products manufactured by the Company or a third party on its behalf. However, if the Company uses WuXi Biologics to manufacture all of its commercial supplies for Licensed Products, no royalties would be owed by the Company to WuXi Biologics for net sales of Licensed Products. The Company has an option to buy out its royalty obligations on a Licensed Cell Line-by-Licensed Cell Line basis by making a one-time payment in the low eight-figures to WuXi Biologics. Royalties are due on a Licensed Product-by-Licensed Product basis commencing on the date of the first commercial sale of the applicable product and continuing for so long as the Company commercializes Licensed Products or, if earlier, until the Company exercises its option to buy out the royalty obligations. Through December 31, 2022, no royalties had become due to WuXi Biologics.

The Cell Line License Agreement remains in effect until it is terminated. The Company may terminate the Cell Line License Agreement at any time with notice to WuXi Biologics. WuXi Biologics may terminate the Cell Line License Agreement in the event the Company fails to make a payment when due under the Cell Line License Agreement and such non-payment is not cured within a specified period after notice. Either party may terminate the Cell Line License Agreement in the event of a material breach by the other party that is not cured within a specified period after notice. Upon termination of the Cell Line License Agreement, the license conveyed by WuXi Biologics to the Company will continue in full force and effect with respect to all Licensed Products manufactured using the Licensed Cell Line already generated under the Cell Line License Agreement, provided that the Company continues to pay its royalty obligations, if any.

The Company concluded that the Cell Line License Agreement represented an asset acquisition of IPR&D with no alternative future use. The Cell Line License Agreement did not qualify as a business combination because substantially all of the fair value of the assets acquired was concentrated in a single asset. Therefore, the aggregate acquisition cost of $0.2 million, consisting solely of the upfront fee, was recognized as acquired IPR&D expense for the period from June 3, 2020 (inception) to December 31, 2020.

Research Collaboration and License Agreement with The Scripps Research Institute

In August 2021, the Company entered into a Research Collaboration and License Agreement (the “Research Agreement”) with The Scripps Research Institute (“TSRI”). Under the terms of the Research Agreement, TSRI performed research activities to identify vaccine candidates for the prevention, diagnosis or treatment of influenza or beta coronaviruses. In August 2021, the Company paid TSRI $1.5 million in funding, which was credited against research funding payable by the Company under the Research Agreement.

In April 2022, the Company provided written notice to TSRI to terminate the Research Agreement. Following early termination in the second quarter of 2022, all licenses were terminated and reverted to TSRI.

Amounts incurred for services performed by TSRI under the Research Agreement were expensed to research and development expense as the services were rendered. During the years ended December 31, 2022 and December 31, 2021, the Company recognized $1.7 million and $2.3 million, respectively, of research and development expense associated with services performed under the Research Agreement.